DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED INCOME [abstract]
Schedule of deferred income relating to government grants
	2018	2019
	RMB’000	RMB’000

Government grants	99,765	97,467